Offerings	Jul. 31, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2054
Maximum Aggregate Offering Price	$ 591,906,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 87,365.33
Offering Note	The maximum aggregate offering price is based on a public offering price of 98.651% of the Registrant's $600,000,000 aggregate principal amount of 5.500% Notes due 2054.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.050% Notes due 2029
Maximum Aggregate Offering Price	$ 748,327,500.00
Amount of Registration Fee	$ 110,453.14
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2031
Maximum Aggregate Offering Price	$ 749,445,000.00
Amount of Registration Fee	$ 110,618.09
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2034
Maximum Aggregate Offering Price	$ 749,025,000.00
Amount of Registration Fee	$ 110,556.09
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.400% Notes due 2027
Maximum Aggregate Offering Price	$ 1,248,362,500.00
Amount of Registration Fee	$ 137,569.55
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.400% Notes due 2033
Maximum Aggregate Offering Price	$ 1,498,395,000.00
Amount of Registration Fee	$ 165,123.13
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.600% Notes due 2053
Maximum Aggregate Offering Price	$ 498,415,000.00
Amount of Registration Fee	$ 54,925.33